DERIVATIVE INSTRUMENTS - Interest Rate Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE INSTRUMENTS
Derivative contracts, notional amounts	$ 15.2	$ 36.5
Gain recognized on derivatives	$ 1.7
Loss recognized on derivatives		$ 0.9